CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Shares subject to possible redemption, issued	38,543,998	38,398,161
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Redemption value per share	$ 10	$ 10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	220,000,000
Class A Common Stock
Shares subject to possible redemption, issued	38,543,998	38,398,161
Redemption value per share		$ 10.00
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	1,456,002	1,601,839
Common stock, shares outstanding	1,456,002	1,601,839
Class F Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	10,000,000	10,000,000
Common stock, shares outstanding	10,000,000	10,000,000